Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0002061233
Registrant Name	Morgan Stanley Private Markets and Alternatives Fund - Balanced
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES